LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2023	2024

Operating lease:
Right-of-use assets, net	3,111,037	3,250,835

Lease liabilities:
Current lease liabilities	1,237,165	1,437,055
Non-current lease liabilities	2,129,237	2,176,061
Total lease liabilities	3,366,402	3,613,116

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION

Other supplemental information about the Company’s operating lease as of December 31,

	2023	2024
Weighted average discount rate	3.96-6.56%	3.96-5.25%
Weighted average remaining lease term (years)	0.59-4.67 years	1.00-3.83 years

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next four years:

For the year ending December 31,	Amount
2025	1,592,471
2026	1,175,955
2027	1,002,227
2028	117,355
Total minimum lease payments	3,888,008
Less: imputed interest	(274,892)
Future minimum lease payments	3,613,116